SCHEDULE OF REMUNERATION OF DIRECTORS (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Bonus awarded				$ 150,000
G. Cerrone [member]
IfrsStatementLineItems [Line Items]
Bonus awarded	$ 150,000	$ 347,500	$ 939,000	$ 300,000
Office of research administration [Member]
IfrsStatementLineItems [Line Items]
Bonus awarded			614,000
Global private placing [Member]
IfrsStatementLineItems [Line Items]
Bonus awarded			$ 320,000